ARISTOTLE FUNDS SERIES TRUST
11000 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025

May 26, 2023

VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Aristotle Funds Series Trust (the “Trust”)
File Nos.: 333-269217 and 811-23850

Ladies and Gentlemen:
Pursuant to Rule 485(a)(1) of the Securities Act of 1933 (the “1933 Act”), as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series (the “Funds”) is Post-Effective Amendment No. 1 and Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purpose of the Amendment filing is to register new Class A and Class I-2 share classes for the following series:

Aristotle Core Equity Fund II (S000080062)
Aristotle Growth Equity Fund (S000080063)
Aristotle High Income Fund (S000080064)
Aristotle International Equity Fund II (S000080065)
Aristotle Value Equity Fund II (S000080066)
Aristotle/Saul Global Equity Fund II (S000080068)
Please note the prospectuses and statement of additional information relating to the Funds were recently reviewed by the Staff in the Initial Form N-1A Registration Statement filed on January 13, 2023 (accession number 0001193125-23-008289) and the Pre-Effective Amendment to the Registration Statement filed on April 10, 2023. These filings contained other Funds with Class A and Class I-2 shares, and as such, the Staff has previously reviewed the disclosures describing the features of these share classes.
In addition to registering the new share classes, the Amendment contains clarifying revisions to descriptions of investment strategies for several Funds and other non-material revisions related to the combination of two formerly separate prospectuses into a single statutory prospectus for all Funds. Therefore, pursuant to ADI 2018-06 - Requests for Selective Review the Trust would like to request that the Amendment be afforded selective review.
Prior to the effective date of the Amendment the Trust will file another Post-Effective Amendment to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act, to be effective no earlier than the effective date of the Amendment. The purpose of this filing will be to respond to the Staff’s comments on the Amendment, and to update the Trust’s financial statements for the fiscal year ended March 31, 2023.

If you have any questions or require further information, please contact Rachel A. Spearo at (414) 516-1692 or rachel.spearo@usbank.com.
Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
U.S. Bank Global Fund Services,
as administrator for the Trust